Related Party Debt and Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2015
Related Party Debt and Transactions

NOTE 7 – RELATED PARTY DEBT

Related Party debt consisted of the following as of:

	September 30, 2016	December 31, 2015
Related party debt, net of unamortized discount of $31,047 and $36,331	$28,953	$23,669
Less: current portion	-	-
Long-term portion, net of unamortized discount	$28,953	$23,669

In March 2015, the Company borrowed $60,000 from Chuck Santry, a former member of management. The note bears interest at 10% per annum and is due and payable beginning June 30, 2015 maturing on March 31, 2020. Payments of interest are required quarterly. Should the Company be successful in raising $2,000,000 or more in funding the entire balance of the note will be due immediately. The note was issued in conjunction with an equity payment totaling 53,073 shares of Series B preferred stock that was issued with the debt. The Company has allocated the loan proceeds among the debt and the stock based upon relative fair values. The relative fair value of the stock was determined to be $42,742 and was recorded as a debt discount. The discount will be amortize d over the life of the loan to interest expense. As of September 30, 2016, no principal payment has been made on this note.

NOTE 9 – RELATED PARTY DEBT AND TRANSACTIONS

Related party debt consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Related party debt, net of unamortized discounts of $36,331 and zero	$23,669	$-
Promissory notes payable, convertible, interest at 10% per annum. Due on December 10, 2014 (Predecessor)	-	120,000
	23,669	120,000
Less: current portion	-	(120,000)
Long-term portion, net of unamortized discounts of $121,069 and zero	$23,669	$-

In March 2015, the Company entered into a 60 day-promissory note for cash proceeds of $50,000 with a member of management. The note has a 1.5% loan fee and bears an interest rate of 8% per annum. The loan fee resulted in a discount to the note of $750. The note also included an equity payment of 200,000 shares of common stock that were issued with the debt. The Company has allocated the loan proceed among the debt and the stock based upon relative fair value. The relative fair value of the stock was determined to be $29,420 and it was recorded as a debt discount. The note was fully paid off during the nine months ended December 31, 2015.

In March 2015, the Company borrowed $60,000 from a member of management used for the Acquisition (see Note 4). The note bears interest at 10% per annum and is due and payable beginning June 30, 2015 maturing on March 31, 2020. Payments of interest are required quarterly. Should the Company be successful in raising $2,000,000 or more in funding the entire balance of the note will be due immediately. The note was issued in conjunction with an equity payment totaling 53,073 shares of Series B preferred stock that was issued with the debt. The Company has allocated the loan proceeds among the debt and the stock based upon relative fair value. The relative fair value of the stock was determined to be $42,742 and was recorded as a debt discount. The discount will be amortized over the life of the loans to interest expense. As of December 31, 2015, no payment has been made on this note and the remaining balance of this note is $60,000 ($23,669, net of the unamortized discount.)

Convertible Notes Payable to Related Parties (Predecessor)

On September 10, 2014, in connection with new funding of $120,000, the Predecessor issued four promissory notes in the amounts of $50,000, $50,000, $10,000 and $10,000 to related party shareholders and officers of the Company. The promissory notes are unsecured, convertible, bear interest at 10% per annum and are due on or before December 10, 2014. The promissory notes are outstanding as of December 31, 2014 and are in default, bearing default interest at 15% per annum, or the maximum interest rate allowed by law if less. At any time before or at maturity, the lender shall have the right to convert the promissory note, including principal and unpaid interest, into shares of Series A Preferred of Predecessor stock at $0.375 per share.

In accordance with accounting guidance for beneficial conversion features, the Predecessor recorded a debt discount of $120,000, with a corresponding amount to additional paid-in capital, representing the intrinsic value of the beneficial conversion features. The entire debt discount was amortized to interest expense during the year ended December 31, 2014.

Accrued Officer Compensation and Gain on Forgiveness of Accrued Payroll

In April 2015, the Company and two officers agreed to forgive $500,000 of the $600,000 in accrued officer compensation. This resulted in the Company recognizing a gain of $500,000 on forgiveness of accrued payroll during the nine months ended December 31, 2015. No payments have been made on the remaining balance of $100,000, which is recorded as an accrued liability on the accompanying balance sheet as of December 31, 2015.

For the nine months ended December 31, 2015, the Company recorded an expense of approximately $10,800 for company-related expenses incurred on an officer’s personal credit card. This amount was paid in full on October 5, 2015 from the proceeds from the sale of the brewery and micro-brewing operations. The Company had previously been making monthly installment payments of $1,000 on this credit card.

Xing Group [Member]
Related Party Debt and Transactions

Note 7 – Related party

The Companies have entered into short-term operating advances with related parties. These advances bear no interest and are due on demand. The balances due as of June 30, 2016 and December 31, 2015 were $9,775,000 and $4,650,000, respectively. The loans were paid in full during 2016.

Note 7 – Related party

The Companies have entered into short-term operating advances with related parties. These advances bear no interest and are due on demand. The balances due as December 31, 2015 and 2014 were $4,650,000 and $4,150,000, respectively. The loans were paid in full during 2016.